Fair Value Measurements (Schedule Of Unrealized Gains Losses Related To Available-For-Sale Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amount primarily related to deferred taxes on appreciation of investment value	$ 240		$ 188
Cash And Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21		24
Total Fair Value	21	[1]	24	[1]
U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	331		334
Total Unrealized Gains	618		518
Total Unrealized Losses	0		(3)
Total Fair Value	949	[1]	849	[1]
Non-U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	199		194
Total Unrealized Gains	181		131
Total Unrealized Losses	(1)		(2)
Total Fair Value	379	[1]	323	[1]
U.S. Government And Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	723		774
Total Unrealized Gains	97		102
Total Unrealized Losses	0		0
Total Fair Value	820	[1]	876	[1]
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56		56
Total Unrealized Gains	4		2
Total Unrealized Losses	(1)		0
Total Fair Value	59	[1]	58	[1]
Other Fixed-Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	168		96
Total Unrealized Gains	5		3
Total Unrealized Losses	0		0
Total Fair Value	173	[1]	99	[1]
Securities (Assets) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,498		1,478
Total Unrealized Gains	905		756
Total Unrealized Losses	(2)		(5)
Total Fair Value	$ 2,401	[1]	$ 2,229	[1]

[1]	Excludes $240 million and $188 million at December 31, 2012 and December 31, 2011, respectively, primarily related to deferred taxes on appreciation of investment value.